Non-Current Liabilities - US Warrant Liability - Schedule of US Warrant Non-Current Liabilities (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of detailed information about warrant liability [line items]
Changes in fair value of US investor warrants	$ (131,896)	$ (591,070)	$ 8,663,013
July Two Thousand Seventeen Issued Warrants [member]
Disclosure of detailed information about warrant liability [line items]
Warrants fair value, Beginning balance	131,896	722,966
Changes in fair value of US investor warrants	(131,896)	(591,070)
Warrants fair value, Ending balance	0	131,896	$ 722,966
July Two Thousand Seventeen Exercise Of Warrants [member]
Disclosure of detailed information about warrant liability [line items]
Exercising of warrants	$ 0	$ 0